Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Credit Opportunities Fund

For the period ended September 30, 2023

Schedule of Investments (unaudited)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 88.56%

ASSET-BACKED SECURITIES 22.09%

Automobiles 10.88%
CAL Receivables LLC Series 2022-1 Class B†	9.663% (30 day USD SOFR Average + 4.35%)	#	10/15/2026	$25,550,000		$25,243,109
Carvana Auto Receivables Trust Series 2021-N1 Class R†	Zero Coupon		1/10/2028	10,000	(a)	1,478,251
Exeter Automobile Receivables Trust Series 2020-2A Class R†	Zero Coupon		9/15/2032	35,000	(a)	25,222,197	(b)
Exeter Automobile Receivables Trust Series 2021-1A Class R	Zero Coupon		2/15/2033	16,020	(a)	15,470,037	(b)
Exeter Automobile Receivables Trust Series 2021-4A Class R†	Zero Coupon		12/15/2033	28,050	(a)	6,465,786
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	16,149,000		16,209,345
Flagship Credit Auto Trust Series 2020-4 Class R†	Zero Coupon		7/17/2028	17,826	(a)	2,486,445	(b)
Flagship Credit Auto Trust Series 2023-1 Class E†	11.44%		4/15/2030	13,500,000		13,830,747
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%		7/15/2030	27,190,000		27,956,728
PenFed Auto Receivables Owner Trust Series 2022-A Class R1†	Zero Coupon		6/17/2030	30,000	(a)	4,568,931	(b)
Santander Bank Auto Credit-Linked Notes Series 2022-C Class E†	11.366%		12/15/2032	2,865,939		2,887,215
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	20,000,000		20,358,188
Tricolor Auto Securitization Trust Series 2021-1A Class F†	5.08%		5/15/2028	5,250,000		5,085,911
Total						167,262,890

Credit Card 0.59%
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class C†	5.75%		12/15/2028	6,500,000		5,813,836
Genesis Sales Finance Master Trust Series 2021-AA Class F†	5.59%		12/21/2026	4,000,000		3,306,345
Total						9,120,181

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other 10.62%
720 East CLO Ltd. Series 2023-2A Class E†(c)	–	(d)	10/15/2036		$10,000,000	$9,600,000
AMMC CLO 23 Ltd. Series 2020-23A Class ER†	11.97% (3 mo. USD Term SOFR + 6.66%)	#	10/17/2031		7,500,000	7,287,638
Anchorage Capital CLO 25 Ltd. Series 2022-25A Class SUB†	Zero Coupon		4/20/2035		8,000,000	5,690,952
ARES XLVI CLO Ltd. Series 2017-46A Class E†	10.87% (3 mo. USD Term SOFR + 5.56%)	#	1/15/2030		250,000	218,818
Atrium XV Series 15A Class E†	11.457% (3 mo. USD Term SOFR + 6.11%)	#	1/23/2031		2,000,000	1,930,709
Avant Loans Funding Trust Series 2021-REV1 Class E†	6.41%		7/15/2030		3,931,000	3,491,894
Ballyrock CLO Ltd. Series 2022-20A Class DR†(c)	–	(d)	7/15/2034		5,000,000	5,000,000
Ballyrock CLO Ltd. Series 2023-23A Class C†	10.191% (3 mo. USD Term SOFR + 5.20%)	#	4/25/2036		5,300,000	5,391,065
Ballyrock CLO Ltd. Series 2023-24A Class SUB†	Zero Coupon		7/15/2036		11,250,000	9,518,100
Carlyle U.S. CLO Ltd. Series 2021-10A Class E†	12.088% (3 mo. USD Term SOFR + 6.76%)	#	10/20/2034		5,000,000	4,807,888
Carlyle U.S. CLO Ltd. Series 2021-5A Class E†	11.838% (3 mo. USD Term SOFR + 6.51%)	#	7/20/2034		8,125,000	7,806,910
Dryden 45 Senior Loan Fund Series 2016-45A Class ER†	11.42% (3 mo. USD Term SOFR + 6.11%)	#	10/15/2030		7,763,000	6,728,910
Dryden 65 CLO Ltd. Series 2018-65A Class E†	11.322% (3 mo. USD Term SOFR + 6.01%)	#	7/18/2030		3,000,000	2,787,930
Fairstone Financial Issuance Trust I Series 2020-1A Class D†(e)	6.873%		10/20/2039	CAD	6,570,000	4,822,531
Galaxy XXVI CLO Ltd. Series 208-26A Class E†	11.495% (3 mo. USD Term SOFR + 6.11%)	#	11/22/2031		$11,410,000	10,789,583
Galaxy XXVIII CLO Ltd. Series 2018-28A Class E†	11.57% (3 mo. USD Term SOFR + 6.26%)	#	7/15/2031		3,550,000	3,350,188
GoldenTree Loan Management U.S. CLO 4 Ltd. Series 2019-4A Class E†	10.357% (3 mo. USD Term SOFR + 5.01%)	#	4/24/2031		1,750,000	1,596,332

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
OCP CLO Ltd. Series 2014-6A Class DR†	12.09% (3 mo. USD Term SOFR + 6.78%)	#	10/17/2030	$6,087,000		$5,481,894
OCP CLO Ltd. Series 2023-26A Class SUB†	Zero Coupon		4/17/2036	17,000,000		15,195,131
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†	Zero Coupon		7/15/2027	2,000,000	(a)	573,044	(b)
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†	Zero Coupon		11/15/2027	2,153,846	(a)	26,434
Perimeter Master Note Business Trust	5.19%		5/15/2027	5,000,000		4,143,088
Perimeter Master Note Business Trust	8.13%		5/15/2027	25,000,000		19,237,200
Post Road Equipment Finance Series 2021 Class E†	4.36%		3/15/2029	3,733,000		3,687,476
Rad CLO Ltd. Series 2023-20A Class D†	10.406% (3 mo. USD Term SOFR + 5.00%)	#	7/20/2036	6,500,000		6,505,987
Rad CLO Ltd. Series 2023-20A Class E†	13.486% (3 mo. USD Term SOFR + 8.08%)	#	7/20/2036	11,250,000		11,417,424
Regatta XIV Funding Ltd. Series 2018-3A Class E†	11.563% (3 mo. USD Term SOFR + 6.21%)	#	10/25/2031	3,400,000		3,087,626
TICP CLO XI Ltd. Series 2018-11A Class E†	11.588% (3 mo. USD Term SOFR + 6.26%)	#	10/20/2031	3,175,000		3,085,596
Total						163,260,348
Total Asset-Backed Securities (cost $380,152,238)						339,643,419

				Shares
COMMON STOCKS 0.01%

Transportation Infrastructure
ACBL Holdings Corp. (cost $132,392)				4,355		195,975	(b)

				Principal Amount
CONVERTIBLE BONDS 2.12%

Airlines 0.69%
JetBlue Airways Corp.	0.50%		4/1/2026	$13,694,000		10,655,301

Oil & Gas 0.81%
Nabors Industries, Inc.†	1.75%		6/15/2029	14,000,000		12,383,000

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Trucking & Leasing 0.62%
Greenbrier Cos., Inc.	2.875%		4/15/2028			$10,000,000	$9,470,000
Total Convertible Bonds (cost $36,695,231)							32,508,301

CORPORATE BONDS 54.89%

Aerospace/Defense 2.53%
Triumph Group, Inc.	7.75%		8/15/2025			40,920,000	38,921,263

Airlines 2.29%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(f)	6.375%		2/1/2030			38,250,000	29,606,452
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(f)	9.50%		6/1/2028			6,300,000	5,539,600
Total							35,146,052

Auto Parts & Equipment 0.64%
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029			12,619,000	9,760,866

Building Materials 1.00%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			23,349,000	15,438,709

Chemicals 0.51%
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026			10,760,000	7,868,250

Commercial Services 1.85%
BCP V Modular Services Finance PLC(e)	6.75%		11/30/2029		EUR	37,076,000	28,515,338

Diversified Financial Services 6.63%
Armor Holdco, Inc.†	8.50%		11/15/2029			$28,645,000	24,962,828
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(f)	6.50%		9/15/2024			39,238,729	37,315,465
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(f)	8.125%		3/30/2029			13,589,000	13,615,838
Osaic Holdings, Inc.†	10.75%		8/1/2027			14,113,000	14,209,660
SCF Preferred Equity LLC†	7.50% (5 yr. CMT + 6.73%)	#	–	(g)		15,000,000	11,850,000
Total							101,953,791

Engineering & Construction 0.52%
Brand Industrial Services, Inc.†	10.375%		8/1/2030			8,005,000	8,027,334

Entertainment 1.29%
AMC Entertainment Holdings, Inc.†	10.00%		6/15/2026			28,473,865	19,797,923

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 2.11%
Madison IAQ LLC†	5.875%	6/30/2029	$40,254,000	$32,464,126

Holding Companies-Diversified 2.16%
Benteler International AG (Austria)†(f)	10.50%	5/15/2028	33,209,000	33,282,474

Internet 1.19%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	18,964,000	18,252,850

Lodging 0.82%
Full House Resorts, Inc.†	8.25%	2/15/2028	14,318,000	12,547,007

Machinery-Diversified 1.73%
Mueller Water Products, Inc.†	4.00%	6/15/2029	5,494,000	4,790,689
SPX FLOW, Inc.†	8.75%	4/1/2030	23,579,000	21,826,608
Total				26,617,297

Media 0.52%
CSC Holdings LLC†	4.625%	12/1/2030	10,750,000	5,728,978
CSC Holdings LLC†	5.75%	1/15/2030	4,000,000	2,247,063
Total				7,976,041

Oil & Gas 16.86%
Berry Petroleum Co. LLC†	7.00%	2/15/2026	34,470,000	33,053,455
Crescent Energy Finance LLC†	7.25%	5/1/2026	14,898,000	14,615,906
Crescent Energy Finance LLC†	9.25%	2/15/2028	24,647,000	25,187,016
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	15,768,000	15,158,015
Gulfport Energy Corp.†	8.00%	5/17/2026	4,595,000	4,604,810
Kosmos Energy Ltd.†	7.50%	3/1/2028	11,580,000	10,408,394
Kosmos Energy Ltd.†	7.75%	5/1/2027	5,300,000	4,903,798
Nabors Industries Ltd.†	7.25%	1/15/2026	19,801,000	19,155,487
Petroleos Mexicanos (Mexico)(f)	6.84%	1/23/2030	10,000,000	7,822,319
Precision Drilling Corp. (Canada)†(f)	6.875%	1/15/2029	14,727,000	13,963,647
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(c)(f)	9.625%	4/15/2029	22,310,000	22,106,693
Valaris Ltd.†	8.375%	4/30/2030	34,924,000	34,980,752
Vital Energy, Inc.†	7.75%	7/31/2029	32,055,000	29,852,825
W&T Offshore, Inc.†	11.75%	2/1/2026	22,595,000	23,322,785
Total				259,135,902

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 4.47%
KLX Energy Services Holdings, Inc.†	11.50%		11/1/2025	$12,028,000	$11,939,012
Nine Energy Service, Inc.	13.00%		2/1/2028	31,437,000	29,197,605
Oceaneering International, Inc.	6.00%		2/1/2028	17,210,000	16,230,579
Oceaneering International, Inc.†(c)	6.00%		2/1/2028	12,000,000	11,317,080
Total					68,684,276

Real Estate 0.48%
CIFI Holdings Group Co. Ltd. (China)(f)(h)	4.375%		4/12/2027	2,000,000	155,000
CIFI Holdings Group Co. Ltd. (China)(f)(h)	5.25%		5/13/2026	1,800,000	139,500
CIFI Holdings Group Co. Ltd. (China)(f)(h)	6.00%		7/16/2025	7,000,000	525,000
Kaisa Group Holdings Ltd. (China)(f)	10.50%		1/15/2025	5,000,000	293,750
Kaisa Group Holdings Ltd. (China)(f)(h)	11.95%		11/12/2023	2,300,000	135,125
Logan Group Co. Ltd. (China)(f)(h)	4.50%		1/13/2028	4,000,000	230,000
Logan Group Co. Ltd. (China)(f)(h)	5.25%		2/23/2023	8,000,000	460,000
Shimao Group Holdings Ltd. (Hong Kong)(f)(h)	3.45%		1/11/2031	7,277,000	297,265
Shimao Group Holdings Ltd. (Hong Kong)(f)(h)	5.20%		1/16/2027	26,223,000	983,363
Sunac China Holdings Ltd. (China)(f)(h)	5.95%		4/26/2024	13,500,000	2,160,000
Sunac China Holdings Ltd. (China)(f)	6.50%		1/10/2025	8,000,000	1,280,000
Sunac China Holdings Ltd. (China)(f)(h)	6.80%		10/20/2024	3,500,000	560,000
Sunac China Holdings Ltd. (China)(f)	7.50%		2/1/2024	1,000,000	160,000
Total					7,379,003

Retail 6.73%
BCPE Ulysses Intermediate, Inc.†	7.75%		4/1/2027	45,180,000	39,414,397
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	42,878,000	29,507,368
Park River Holdings, Inc.†	5.625%		2/1/2029	27,956,000	21,350,472
Park River Holdings, Inc.†	6.75%		8/1/2029	16,668,000	13,229,392
Total					103,501,629

Telecommunications 0.29%
Viasat, Inc.†	7.50%		5/30/2031	6,750,000	4,466,813

Transportation 0.27%
Forward Air Corp.†(c)	9.50%		10/15/2031	4,200,000	4,200,504
Total Corporate Bonds (cost $892,847,864)					843,937,448

FLOATING RATE LOANS(i) 7.79%

Auto Parts & Equipment 0.19%
RealTruck Group, Inc. 2023 Incremental Term Loan	–	(d)	1/31/2028	3,000,000	2,940,000	(j)

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Building & Construction 0.53%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.931% (1 mo. USD Term SOFR + 6.50%)		5/14/2029		$8,726,238	$8,191,756

Building Materials 1.41%
ACProducts, Inc. 2021 Term Loan B	9.902% (3 mo. USD Term SOFR + 4.25%)		5/17/2028		26,215,906	21,730,102

Construction & Engineering 1.11%
Brand Industrial Services, Inc. 2023 Term Loan B	10.872% (3 mo. USD Term SOFR + 5.50%)		8/1/2030		17,470,845	17,068,142

Entertainment 0.99%
ECL Entertainment LLC 2023 Term Loan B	10.14% (3 mo. USD Term SOFR + 4.75%)		8/31/2030		6,958,631	6,958,631
Vue International Bidco PLC 2022 EUR Term Loan(e)	12.072% (6 mo. EURIBOR + 8.00%)		6/30/2027	EUR	2,105,399	2,175,850
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(e)	4.859% (6 mo. EURIBOR + 2.00%)		12/31/2027	EUR	12,048,274	6,093,050
Total						15,227,531

Gaming/Leisure 1.83%
Silk Bidco AS EUR Term Loan B(e)	10.451% (6 mo. EURIBOR + 6.50%)		2/28/2027	EUR	33,518,596	28,052,179

Internet Companies 1.06%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.666% (1 mo. USD Term SOFR + 6.25%)		11/5/2029		$17,000,001	16,235,086

Machinery: Diversified 0.23%
LSF12 Badger Bidco LLC Term Loan B	11.316% (3 mo. USD Term SOFR + 6.00%)		8/30/2030		3,593,207	3,593,207

Manufacturing 0.26%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	–	(d)	12/20/2029		3,991,521	4,031,436

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Pharmaceuticals 0.13%
Canopy Growth Corp. Term Loan (Canada)(f)	14.183% (3 mo. USD LIBOR + 8.50%)		3/18/2026	$2,328,718		$1,944,479

Recreation & Travel 0.05%
United FP Holdings LLC 2019 2nd Lien Term Loan	14.131% (3 mo. USD Term SOFR + 8.50%)		12/30/2027	1,000,000		795,000
Total Floating Rate Loans (cost $129,804,718)						119,808,918

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.58%
CF Trust Series 2019-BOSS Class B1A†	16.88% (1 mo. USD Term SOFR + 11.55%)	#	12/15/2024	1,100,000		1,019,634
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class D†	4.438%	#(k)	2/10/2048	5,000,000		3,885,196
GS Mortgage Securities Corp. Trust Series 2021-RENT Class G†	11.147% (1 mo. USD Term SOFR + 5.81%)	#	11/21/2035	8,214,886		883,100
GS Mortgage Securities Corp. Trust Series 2021-RSMZ Class MZ†	14.947% (1 mo. USD Term SOFR + 9.61%)	#	6/15/2026	11,250,000		112,500	(l)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(k)	6/10/2027	614,619		13,165
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-1 Class F†	14.447% (1 mo. USD Term SOFR + 9.11%)	#	9/15/2029	850,000		564,719	(b)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-1 Class XCP†	Zero Coupon	#(k)	9/15/2029	67,025,943		1	(l)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-1440 Class F†	10.298% (1 mo. USD Term SOFR + 4.96%)	#	3/15/2036	6,025,000		1,394,337	(b)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.148% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	15,790,000	(a)	13,865,594
Laurel Road Prime Student Loan Trust Series 2019-A Class R†	Zero Coupon		10/25/2048	3,139,867		600,656

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust Series 2016-PLSD Class A†	2.713%	4/13/2033	$3,200,000	$1,868,800
Palisades Center Trust Series 2016-PLSD Class D†	4.737%	4/13/2033	225,000	10,560
Total Non-Agency Commercial Mortgage-Backed Securities (cost $49,459,624)				24,218,262

	Dividend Rate		Shares

PREFERRED STOCKS 0.08%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon		11,542	271,237
ACBL Holdings Corp.	Zero Coupon		15,891	874,005
Total Preferred Stocks (cost $685,825)				1,145,242

	Exercise Price	Expiration Date
WARRANTS 0.00%

Specialty Retail
Chinos Intermediate Holdings A, Inc.* (cost $34,899)	$3.20	12/31/2099	9,971	22,440
Total Long-Term Investments (cost $1,489,812,791)				1,361,480,005

	Interest Rate	Maturity Date
SHORT-TERM INVESTMENTS 11.65%

COMMERCIAL PAPER 8.01%

Electric 1.55%
Exelon Corp.†	5.478%	10/2/2023	23,800,000	23,800,000

Food 1.30%
Conagra Brands, Inc.†	5.786%	10/3/2023	20,000,000	19,996,834

Health Care-Services 1.50%
Humana, Inc.†	5.528%	10/2/2023	23,000,000	23,000,000

Oil & Gas 0.96%
Marathon Oil Corp.†	6.036%	10/2/2023	14,833,000	14,833,000

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.63%
Energy Transfer LP	5.833%	10/2/2023	$25,000,000	$25,000,000

Retail 1.07%
AUTONATION, Inc.†	6.047%	10/11/2023	16,500,000	16,475,456
Total Commercial Paper (cost $123,085,899)				123,105,290

REPURCHASE AGREEMENTS 2.52%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $18,394,200 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $16,614,636; proceeds: $16,292,657 (cost $16,288,856)			16,288,856	16,288,856

Repurchase Agreement dated 9/29/2023, 5.200% due 10/2/2023 with Barclays Capital, Inc. collateralized by $22,929,000 of U.S. Treasury Note at 4.750% due 7/31/2025; value: $22,949,063; proceeds: $22,508,831 (cost $22,499,081)			22,499,081	22,499,081
Total Repurchase Agreements (cost $38,787,937)				38,787,937

U.S. TREASURY OBLIGATIONS 1.12%
U.S. Treasury Bills (Cost $17,306,606)	Zero Coupon	11/24/2023	17,442,000	17,305,808
Total Short-Term Investments (cost $179,180,442)				179,199,035
Total Investments in Securities 100.21% (cost $1,668,993,233)				1,540,679,040
Other Assets and Liabilities – Net(m) (0.21)%				(3,273,046)
Net Assets 100.00%				$1,537,405,994

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $1,151,370,987, which represents 74.89% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
*	Non-income producing security.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

(d)	Interest Rate to be determined.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2023.
(j)	Level 3 Investment as described in Note 2(b) in the Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Buy Protection at September 30, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Boeing Co.(4)(5)	Bank of America	1.00%	6/20/2028	$25,000,000	$(230,526)	$20,230	$(210,296)

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Depreciation(3)	Value
Federal Republic of Germany(4)(5)	Bank of America	0.25%	12/20/2026	$35,000,000	$(108,681)	$(8,534)	$(117,215)
Federal Republic of Germany(4)(5)	Bank of America	0.25%	12/20/2027	10,000,000	(13,317)	(15,069)	(28,386)
General Motors Co.(4)(5)	Bank of America	5.00%	6/20/2028	25,000,000	(3,111,968)	(219,860)	(3,331,828)
General Motors Co.(4)(5)	Bank of America	5.00%	12/20/2028	5,000,000	(655,573)	(37,063)	(692,636)
					$(3,889,539)	$(280,526)	$(4,170,065)

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at September 30, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
COMHLTH(4)(5)	Bank of America	5.00%	12/20/2024	$9,000,000	$(504,113)	$59,288	$(444,825)

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Depreciation(3)	Value
COMHLTH(4)(5)	Bank of America	5.00%	6/20/2025	$12,000,000	$(1,125,549)	$(213,079)	$(1,338,628)
Markit CDX. NA.HY.40(4)(6)	Bank of America	5.00%	6/20/2028	30,000,000	729,205	(258,990)	470,215
					$(396,344)	$(472,069)	$(868,413)

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

September 30, 2023

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $79,518. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $752,595.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Forward Foreign Currency Exchange Contracts at September 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	11/20/2023	6,236,000	$4,749,704	$4,594,244	$155,460
Canadian dollar	Sell	State Street Bank and Trust	11/20/2023	413,000	305,666	304,269	1,397
Euro	Sell	Toronto Dominion Bank	12/13/2023	63,532,000	68,574,853	67,384,736	1,190,117
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,346,974

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$119,515,280	$47,747,610	$167,262,890
Other	–	162,687,304	573,044	163,260,348
Remaining Industries	–	9,120,181	–	9,120,181
Common Stocks	–	–	195,975	195,975
Convertible Bonds	–	32,508,301	–	32,508,301
Corporate Bonds	–	843,937,448	–	843,937,448
Floating Rate Loans
Auto Parts & Equipment	–	–	2,940,000	2,940,000
Remaining Industries	–	116,868,918	–	116,868,918
Non-Agency Commercial
Mortgage-Backed Securities	–	22,146,705	2,071,557	24,218,262
Preferred Stocks	–	1,145,242	–	1,145,242
Warrants	–	22,440	–	22,440
Short-Term Investments
Commercial Paper	–	123,105,290	–	123,105,290
U.S. Treasury Obligations	–	17,305,808	–	17,305,808
Repurchase Agreements	–	38,787,937	–	38,787,937
Total	$–	$1,487,150,854	$53,528,186	$1,540,679,040
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(5,693,599)	–	(5,693,599)
Forward Foreign Currency Exchange Contracts
Assets	–	1,346,974	–	1,346,974
Liabilities	–	–	–	–
Total	$–	$(4,346,625)	$–	$(4,346,625)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

September 30, 2022

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2023	$18,961,143	$–	$–	$1,490,155
Accrued Discounts (Premiums)	(5,759)	–	–	2,234
Realized Gain (Loss)	–	–	–	–
Change in Unrealized
Appreciation (Depreciation)	(3,328,711)	23,952	15,000	(15,018,053)
Purchases	41,422,690	–	2,925,000	–
Sales	–	–	–	–
Transfers into Level 3(a)	3,295,302	172,023	–	16,657,063
Transfers out of Level 3(a)	(12,024,011)	–	–	(1,059,842)
Balance as of September 30, 2023	$48,320,654	$195,975	$2,940,000	$2,071,557
Change in unrealized appreciation/depreciation for the period ended September 30, 2023, related to Level 3 investments held at September 30, 2023	$(3,328,711)	$23,952	$15,000	$(15,018,053)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

14	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

15

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

16

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2023, the Fund did not have any securities on loan.

17

QPHR-CREDIT-3Q

(11/23)